Other information about investments (Details 12) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about investments [line items]
Current assets	€ 39,450	€ 36,433
- of which cash and cash equivalent	698
Non-current assets	78,628	78,172
Total assets	118,373	114,928
Current liabilities	28,382	24,735
Non-current liabilities	38,859	42,027
- non-current financial liabilities	1,328
Total liabilities	67,300	66,849
Net equity	51,073	48,079	€ 53,086	€ 57,409
Book value of the investment	7,044	3,511	4,040
Revenues and other operating income	1,919
Operating expense	(872)
Depreciation, amortization and impairments	(6,988)	(7,483)	(7,559)
Operating profit	9,983	8,012	2,157
Finance (expense) income	(971)	(1,236)	(885)
Income (expense) from investments	1,095	68	(380)
Profit before income taxes	10,107	6,844	892
Income taxes	5,970	3,467	1,936
Net profit	4,137	3,377	(1,457)
Other comprehensive income	1,576	(5,518)	1,870
Total other comprehensive income	5,713	(2,141)	€ 413
Net profit attributable to Eni	4,126	3,374
Vår Energi AS [Member]
Disclosure of detailed information about investments [line items]
Current assets	1,366
- of which cash and cash equivalent	883
Non-current assets	11,407
Total assets	12,773
Current liabilities	608
Non-current liabilities	7,139
- non-current financial liabilities	366
Total liabilities	7,747
Net equity	€ 5,026
Eni's ownership interest (%)	69.60%
Book value of the investment	€ 3,498
Saipem SpA [Member]
Disclosure of detailed information about investments [line items]
Current assets	6,211	6,743
- of which cash and cash equivalent	1,674	1,751
Non-current assets	5,466	5,847
Total assets	11,677	12,590
Current liabilities	4,430	4,487
- current financial liabilities	305	189
Non-current liabilities	3,211	3,504
- non-current financial liabilities	2,646	2,929
Total liabilities	7,641	7,991
Net equity	€ 4,036	€ 4,599
Eni's ownership interest (%)	30.99%	31.00%
Book value of the investment	€ 1,288	€ 1,413
Revenues and other operating income	8,530	9,038
Operating expense	(7,682)	(8,172)
Depreciation, amortization and impairments	(811)	(740)
Operating profit	37	126
Finance (expense) income	(165)	(223)
Income (expense) from investments	(88)	(9)
Profit before income taxes	(216)	(106)
Income taxes	(194)	(201)
Net profit	(410)	(307)
Other comprehensive income	(46)	49
Total other comprehensive income	(456)	(258)
Net profit attributable to Eni	(146)	(101)
Union Fenosa Gas SA [Member]
Disclosure of detailed information about investments [line items]
Current assets	664	610
- of which cash and cash equivalent	107	32
Non-current assets	832	877
Total assets	1,496	1,487
Current liabilities	260	234
- current financial liabilities	22	40
Non-current liabilities	581	580
- non-current financial liabilities	510	506
Total liabilities	841	814
Net equity	€ 655	€ 673
Eni's ownership interest (%)	50.00%	50.00%
Book value of the investment	€ 335	€ 350
Revenues and other operating income	1,521	1,340
Operating expense	(1,461)	(1,308)
Depreciation, amortization and impairments	(70)	(89)
Operating profit	(10)	(57)
Finance (expense) income	(31)	(38)
Income (expense) from investments	9	3
Profit before income taxes	(32)	(92)
Income taxes	(1)	1
Net profit	(33)	(91)
Other comprehensive income	15	(41)
Total other comprehensive income	(18)	(132)
Net profit attributable to Eni	(23)	(63)
Petro Junin SA [Member]
Disclosure of detailed information about investments [line items]
Current assets	368	365
Non-current assets	253	628
Total assets	621	993
Current liabilities	470	434
Non-current liabilities	34	34
Total liabilities	504	468
Net equity	€ 117	€ 525
Eni's ownership interest (%)	40.00%	40.00%
Book value of the investment	€ 47	€ 210
Revenues and other operating income	112	135
Operating expense	(100)	(66)
Depreciation, amortization and impairments	(394)	(29)
Operating profit	(382)	40
Finance (expense) income	31	47
Profit before income taxes	(351)	87
Income taxes	(19)	(22)
Net profit	(370)	65
Other comprehensive income	11	(68)
Total other comprehensive income	(359)	(3)
Net profit attributable to Eni	(148)	26
Gas Distribution Company of Thessaloniki Thessaly SA [Member]
Disclosure of detailed information about investments [line items]
Current assets	32	86
- of which cash and cash equivalent	13	15
Non-current assets	302	289
Total assets	334	375
Current liabilities	52	94
Non-current liabilities	2	2
Total liabilities	54	96
Net equity	€ 280	€ 279
Eni's ownership interest (%)	49.00%	49.00%
Book value of the investment	€ 137	€ 137
Revenues and other operating income	53	54
Operating expense	(16)	(14)
Depreciation, amortization and impairments	(12)	(15)
Operating profit	25	25
Profit before income taxes	25	25
Income taxes	(8)	(7)
Net profit	17	18
Total other comprehensive income	17	18
Net profit attributable to Eni	8	9
Dividends received from the joint venture	8	12
Lotte Versalis Elastomeres Co [Member]
Disclosure of detailed information about investments [line items]
Current assets	56	43
- of which cash and cash equivalent	8	30
Non-current assets	502	547
Total assets	558	590
Current liabilities	111	70
- current financial liabilities	78	38
Non-current liabilities	297	292
- non-current financial liabilities	289	288
Total liabilities	408	362
Net equity	€ 150	€ 228
Eni's ownership interest (%)	50.00%	50.00%
Book value of the investment	€ 75	€ 114
Revenues and other operating income	22
Operating expense	(58)	(4)
Depreciation, amortization and impairments	(30)
Operating profit	(66)	(4)
Finance (expense) income	(12)
Profit before income taxes	(78)	(4)
Net profit	(78)	(4)
Other comprehensive income		(6)
Total other comprehensive income	(78)	(10)
Net profit attributable to Eni	(39)	(2)
Cardon IV SA 1 [Member]
Disclosure of detailed information about investments [line items]
Current assets	191	816
- of which cash and cash equivalent	40	42
Non-current assets	2,433	2,756
Total assets	2,624	3,572
Current liabilities	232	644
Non-current liabilities	2,196	2,928
- non-current financial liabilities	1,410	1,912
Total liabilities	2,428	€ 3,572
Net equity	€ 196
Eni's ownership interest (%)	50.00%	50.00%
Book value of the investment	€ 98
Revenues and other operating income	610	€ 756
Operating expense	(372)	(608)
Depreciation, amortization and impairments	(137)	(357)
Operating profit	101	(209)
Finance (expense) income	(208)	(155)
Profit before income taxes	(107)	(364)
Income taxes	(35)	(4)
Net profit	(142)	(368)
Other comprehensive income	6	26
Total other comprehensive income	(136)	(394)
Net profit attributable to Eni	(71)	(184)
Other joint ventures [Member]
Disclosure of detailed information about investments [line items]
Current assets	130	275
- of which cash and cash equivalent	38	64
Non-current assets	334	916
Total assets	464	1,191
Current liabilities	307	985
- current financial liabilities	165	640
Non-current liabilities	126	124
- non-current financial liabilities	14	79
Total liabilities	433	1,109
Net equity	31	82
Book value of the investment	(2)	28
Revenues and other operating income	731	412
Operating expense	(697)	(433)
Depreciation, amortization and impairments	(62)	(113)
Operating profit	(28)	(134)
Finance (expense) income	(5)	(53)
Income (expense) from investments		(4)
Profit before income taxes	(33)	(191)
Income taxes	(10)	(11)
Net profit	(43)	(202)
Other comprehensive income	(4)
Total other comprehensive income	(47)	(202)
Net profit attributable to Eni	(21)	(56)
Dividends received from the joint venture	€ 11	€ 29